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Intermediate Bond Fund of America
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email ksv@capgroup.com

Kimberly S. Verdick
Secretary

November 5, 2009

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:	Intermediate Bond Fund of America
File Nos. 033-19514 and 811-05446

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on October 30, 2009 of Registrant's Post-Effective Amendment No. 34 under the Securities Act of 1933 and Amendment No. 35 under the Investment Company Act of 1940.

Sincerely,

/s/ Kimberly S. Verdick
Kimberly S. Verdick

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